Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-43367
Entity Registrant Name	DPC Holdings PLC
Entity Central Index Key	0002107018
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	2nd Floor, Donington Court
Entity Address, Address Line Two	Pegasus Business Park
Entity Address, Address Line Three	Herald Way
Entity Address, City or Town	Derby
Entity Address, Country	GB
Entity Address, Postal Zip Code	DE742UZ
City Area Code	+44
Local Phone Number	115 663 0139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	DPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false